Cover	6 Months Ended
Aug. 31, 2023
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Shorepower Technologies, Inc. (the “Company” ) hereby amends Amendment No. 1 to its Registration Statement on Form S-1 as filed with the Securities and Exchange Commission (the “Commission”) on November 3, 2023 to include the Company’s unaudited financial statements for the three months ended August 31, 2023, as filed with the Company’s Form 10-Q on October 19, 2023, in response to a telephone call from the Commission’s Division of Corporation Finance on November 7, 2023, advising the Company that further review of its Amendment No. 1 to its Registration Statement on Form S-1 required that the Company file this Amendment No. 2 to its Registration Statement on Form S-1
Entity Registrant Name	SHOREPOWER TECHNOLOGIES, INC.
Entity Central Index Key	0000764630
Entity Tax Identification Number	06-1120072
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	5291 NE Elam Young Pkwy.
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Hillsboro
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97124
City Area Code	(509)
Local Phone Number	892-7345
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	5291 NE Elam Young Pkwy.
Entity Address, Address Line Two	Suite 160
Entity Address, City or Town	Hillsboro
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97124
Contact Personnel Name	Jeff Kim